Stockholders’ Equity (Deficit) - Schedule of Warrant Outstanding and Related Prices (Details) - $ / shares	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Warrant Outstanding and Related Prices [Line Items]
Number of outstanding		15,000
Weighted average remaining contractual life (years)		1 year 6 months
Weighted average exercise price of outstanding		$ 1.05
Number of exercisable		15,000
Weighted average exercise price of exercisable		$ 1.05
1.05 [Member]
Schedule of Warrant Outstanding and Related Prices [Line Items]
Range of exercise price		$ 1.05
Number of outstanding		15,000
Weighted average remaining contractual life (years)		1 year 6 months
Weighted average exercise price of outstanding		$ 1.05
Number of exercisable		15,000
Weighted average exercise price of exercisable		$ 1.05
Option [Member]
Schedule of Warrant Outstanding and Related Prices [Line Items]
Number of options outstanding	131,000
Weighted average remaining contractual life (years)	5 years 4 months 17 days
Weighted average exercise price of outstanding options	$ 1
Number of options exercisable
Weighted average exercise price of exercisable options
Option [Member] | 1.00 [Member]
Schedule of Warrant Outstanding and Related Prices [Line Items]
Range of exercise price lower limit	1
Range of exercise price upper limit	$ 1
Number of options outstanding	131,000
Weighted average remaining contractual life (years)	5 years 4 months 17 days
Weighted average exercise price of outstanding options	$ 1
Number of options exercisable
Weighted average exercise price of exercisable options
Warrant [Member]
Schedule of Warrant Outstanding and Related Prices [Line Items]
Range of exercise price		$ 2
Number of outstanding	15,000
Weighted average remaining contractual life (years)	1 year 3 months
Weighted average exercise price of outstanding	$ 1.05
Number of exercisable	15,000
Weighted average exercise price of exercisable	$ 1.05
Warrant [Member] | 1.05 [Member]
Schedule of Warrant Outstanding and Related Prices [Line Items]
Range of exercise price	$ 1.05
Number of outstanding	15,000
Weighted average remaining contractual life (years)	1 year 3 months
Weighted average exercise price of outstanding	$ 1.05
Number of exercisable	15,000
Weighted average exercise price of exercisable	$ 1.05